Financial Instruments - Maximum Exposure to Credit Risk Related to Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 696,089	$ 226,045	$ 192,683
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,516	1,716
Trade receivables from sales of cobalt	6,642	9,488
Refundable deposit - 777 PMPA	8,073	0
Other accounts receivables	1,029	373
Convertible note receivable	0	17,086
Maximum exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	696,089	226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,516	1,716
Trade receivables from sales of cobalt	6,642	9,488
Refundable deposit - 777 PMPA	8,073	0
Other accounts receivables	1,029	373
Non-revolving term loan	0	816
Convertible note receivable	0	17,086
Maximum exposure to credit risk related to financial assets	$ 714,349	$ 255,524